Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Revenues
Mining	$ 21,005	$ 24,642
Purchased concentrate	6,802	2,586
Total Revenues	27,807	27,228
Cost of Operations
Mining	(20,672)	(18,641)
Purchased concentrate	(7,150)	(2,151)
Depreciation and depletion	(4,913)	(5,610)
Total Cost of Sales	(32,735)	(26,402)
Earnings (Loss) from operations	(4,928)	826
Financing costs (note 10)	(61)	(626)
Foreign exchange gain	193	1,283
Management fees and salaries (notes 12 & 14)	(1,514)	(1,642)
Office and administration	(1,908)	(1,368)
Professional and consulting fees	(1,204)	(731)
Property investigation costs (note 9)	(433)
Regulatory and transfer agent fees	(166)	(218)
Shareholder relations	(198)	(291)
Loss before other income (loss)	(10,219)	(2,767)
Other Income (Loss)
Gain on sale of San Pedrito (note 8)		7,128
Impairment of Mining Interest, Plant and Equipment (note 8)	(6,713)
Loss on disposal of Exploration and Evaluation Asset (note 9)	(1,013)
Total other income (loss)	(7,726)	7,128
Earnings (loss) before taxes	(17,945)	4,361
Income tax recovery (note 18)
Deferred	5,945	2,861
Earnings (Loss) for the year	(12,000)	7,222
Item that may subsequently be reclassified to loss
Foreign currency translation differences	(3,975)	(177)
Comprehensive income (loss) for the year	$ (15,975)	$ 7,045
Basic (loss) earnings per share (note 16)	$ (0.24)	$ 0.15
Diluted (loss) earnings per share (note 16)	$ (0.24)	$ 0.15